Convertible Preferred Stock and Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
5. Convertible Preferred Stock and Stockholders’ Deficit
Common Stock
In accordance with the Company’s Memorandum and Articles of Association of Enhanced Ltd on February 17, 2023, the Company was authorized to issue 100 shares of par value $1.00 per share common stock. The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, power, and preferences of the preferred stockholders.
In November 2023, through ordinary shareholder resolution, the Company approved the subdivision of all of the issued and outstanding ordinary shares being 100 ordinary shares of par value of $1.00 each to be subdivided into 10,000,000 shares of par value of $0.00001 per share common stock.
In November 2023, in the Amended and Restated Memorandum and Articles of Association of Enhanced Ltd the Company increased the authorized common shares by 2,702,703 shares, as approved by special resolution.
In connection with the Series
A-1
and
A-2
Preferred Stock Purchase Agreement the Company increased the number of common shares authorized to 13,942,168 common shares of par value of $0.00001, each, and 2,579,168 preferred shares of consistent par value under the Amended and Restated Memorandum of Association of Enhanced Ltd dated as of March 26, 2024. The number of authorized shares was subsequently increased to 16,615,864 common shares and 3,973,381 preferred shares under the Amended and Restated Memorandum and Articles of Association dated April 1, 2025.
On March 28, 2025, the Company issued 69,710 Series B preferred shares for $1 million, and a warrant to purchase 233,183 common shares at $0.01 per share, and included a side letter providing additional tax-related
rights to the investor. On April 9, 2025, the investor exercised the warrant, providing $2,332 in additional cash consideration, resulting in the issuance of 233,183 common shares. During the three months ended March 31, 2025, the Company raised aggregate proceeds of $5.9 million through the issuance of 412,684 shares of Series B Preferred Stock at $14.35 per share (par value $0.00001 per share).
As of March 31, 2026 and December 31, 2025 10,233,183 shares of common stock were issued and outstanding. In addition, the Company has reserved sufficient shares of the common stock for issuance upon conversion of the Series
A-1
preferred shares, Series
A-2
preferred shares, and Series B preferred shares.

The holders of common stock are entitled to one vote per share on all matters submitted to a vote of the shareholders, including actions taken by written consent in lieu of a meeting. There are no cumulative voting rights for the election of directors. The number of authorized shares of common stock may be increased or decreased by an ordinary resolution of the shareholders, subject to the rights of holders of preferred shares as set forth in the Amended and Restated Memorandum and Articles of Association. The issuance of common stock may require the approval of the holders of preferred shares, as provided in the protective provisions of the Amended and Restated Memorandum and Articles of Association and the applicable investors’ rights agreements.
Preferred Stock Outstanding
Preferred stock outstanding as of March 31, 2026 consisted of the following:

			Sales
Preferred Stock Series	Shares Sold	Par Value	Price / Share	Total Proceeds
Series B (1)	412,684	$0.00001	$14.35	$5,920,000
Series B	219,383	$0.00001	$14.35	3,147,136
Series B	121,991	$0.00001	$14.35	1,750,000
Series B	640,143	$0.00001	$14.35	9,182,844

Total Series B	1,394,201			19,999,980

			Sales
Preferred Stock Series	Shares Sold	Par Value	Price / Share	Total Proceeds
Series A-1 (2)	752,726	$0.00001	$1.65	1,242,998
Series A-2	1,826,442	$0.00001	$3.30	6,029,987

Total Series A	2,579,168			7,272,985

Total Series A and B	3,973,369			$27,272,965

(1)	Total proceeds from this includes warrants
(2)	Series A-1 were converted SAFEs originally issued in 2023 and 2024
Collectively, the Series
A-1
preferred shares, Series
A-2
preferred shares and Series B preferred shares are referred to as “Enhanced preferred shares.” The following terms are detailed below for the preferred stock shares and documented in the Amended and Restated Memorandum of Association of Enhanced Ltd and other equity related documents:
Conversion
Each share of preferred stock, at the option of the holder, is convertible at any time into common shares at a specified conversion price by multiplying the number of Series A preferred shares or Series B preferred shares being converted by the applicable conversion rate. The conversion rate in effect at any time is determined by dividing the preferred stock issue price by the conversion price in effect at that time. The conversion price applicable to the Series
A-1
preferred shares is equal to $1.65 per share, the conversion price applicable to the Series
A-2
preferred shares is equal to $3.30 per share, and the conversion price applicable to the Series B preferred shares is equal to $14.35 per share.
The preferred stock will automatically convert to common stock upon a qualified public offering or special purpose acquisition company transaction with minimum proceeds, or with the written consent of the requisite holders of the Company. See Note 11—Subsequent Events for further details regarding the consummation of the Business Combination.

Dividends
The preferred stock are entitled to dividends on an
“as-converted”
basis, payable when, as, and if paid on the common shares. Since inception, no dividends have been declared or paid on the preferred stock. The Company does not have any cumulative undeclared dividends as of March 31, 2026.
Liquidation Preference
In the event of any liquidation, dissolution, or winding up of the Company, the holders of the preferred stock are entitled to receive prior to, and in preference to, any distribution to the preferred stock and common stockholders, an amount equal to the Original Issue Price per share plus accrued but unpaid dividends, or such amount per share as would have been payable had all shares of the preferred stock been converted to common stock immediately prior to such event of liquidation, dissolution or winding up, whichever is greater. In the event that upon liquidation or dissolution, if the assets and funds of the Company are insufficient to permit the payment to preferred stockholders of the full preferential amounts, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably among the holders of the shares of preferred shareholders.
Voting Rights
Convertible preferred stockholders are entitled to the number of votes equal to the number of shares of voting common stock into which such holder’s shares are convertible.

5. Convertible Preferred Stock and Stockholders’ Deficit
Common Stock
In accordance with the Company’s Memorandum and Articles of
Association
of Enhanced Ltd on February 17, 2023 (inception), the Company was authorized to issue 100 shares of par value $1.00 per share common stock. The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, power, and preferences of the preferred stockholders.
In November 2023, through ordinary shareholder resolution, the Company approved the subdivision of all of the issued and outstanding ordinary shares being
100
ordinary shares of par value of $1.00 each to be subdivided into 10,000,000 shares of par value of $0.00001 per share common stock.
In November 2023, in the Amended and Restated Memorandum and Articles of Association of Enhanced Ltd the Company increased the authorized common shares by 2,702,703 shares, as approved by special resolution.
In connection with the Series
A-1
and
A-2
Preferred Stock Purchase Agreement the Company increased the number of common shares authorized to 13,942,168 common shares of par value of $0.00001, each, and 2,579,168 preferred shares of consistent par value under the Amended and Restated Memorandum of Association of Enhanced Ltd dated as of March 26, 2024. The number of authorized shares was subsequently increased to 16,615,864 common shares and 3,973,381 preferred shares under the Amended and Restated Memorandum and Articles of Association dated April 1, 2025.
On March 28, 2025, the Company issued 69,710 Series B preferred shares for $1 million, and warrants to purchase 233,183 common shares at $0.01 per share, and included a side letter providing additional tax-related
rights to the investor. On April 9, 2025, the investor exercised the warrant, providing $2,332 in additional cash consideration, resulting in the issuance of 233,183 common shares.
As of December 31, 2025 and 2024, a total of 10,233,183 and 10,000,000 shares of common stock were issued and outstanding, respectively. In addition, the Company has reserved sufficient shares of the common stock for issuance upon conversion of the Series
A-1
preferred shares, Series
A-2
preferred shares, and Series B preferred shares.
The holders of common stock are entitled to one vote per share on all matters submitted to a vote of the shareholders, including actions taken by written consent in lieu of a meeting. There are no cumulative voting rights for the election of directors. The number of authorized shares of common stock may be increased or decreased by an ordinary resolution of the shareholders, subject to the rights of holders of preferred shares as set forth in the Amended and Restated Memorandum and Articles of Association. The issuance of common stock may require the approval of the holders of preferred shares, as provided in the protective provisions of the Amended and Restated Memorandum and Articles of Association and the applicable investors’ rights agreements.

Conversion of SAFE’s and Preferred Stock
Preferred stock sold during the year ended December 31, 2025 consisted of the
following:

Preferred Stock Series	Three Months Ended	Shares Sold	Par Value	Sales Price / Share	Total Proceeds
Series B (1)	March 31, 2025	412,684	$0.00001	$14.35	$5,920,000
Series B	June 30, 2025	219,383	$0.00001	$14.35	3,147,136
Series B	September 30, 2025	121,991	$0.00001	$14.35	1,750,000
Series B	December 31, 2025	640,143	$0.00001	$14.35	9,182,844

		1,394,201			$19,999,980

(1)	Total proceeds from this includes warrants
On April 5, 2024, all SAFEs issued in 2023 and 2024 converted into Series
A-1
preferred shares at a conversion price of $1.65 per share upon the Equity Financing Event. During 2024, prior to conversion, SAFE liabilities were remeasured resulting in a change in fair value included in the accompanying consolidated statements of operations and comprehensive loss of
$316,145 for total conversions of SAFE to preferred stock of $1,558,143.
Preferred stock sold and SAFEs converted to preferred stock during December 31, 2024 consisted of the following:

Preferred Stock Series	Date Converted/Sold	Shares Converted/Sold	Par Value	Sales Price / Share	Total Proceeds
Series A-1 (1)	April 5 2024	752,726	$0.00001	$1.65	$1,241,998
Series A-2	April 5 2024	1,826,442	$0.00001	$3.30	6,029,987

Total		2,579,168			$7,271,985

(1)	Series A-1 were converted SAFEs originally issued in 2023 and 2024.
Collectively, the Series
A-1
preferred shares, Series
A-2
preferred shares and Series B preferred shares are referred to as “Enhanced preferred shares.” Total Enhanced preferred shares outstanding December 31, 2025 and 2024 was 3,973,369 and 2,579,168, respectively. The following terms are detailed below for the preferred stock shares and documented in the Amended and Restated Memorandum of Association of Enhanced Ltd and other equity related documents:
Conversion
Each share of preferred stock, at the option of the holder, is convertible at any time into common shares at a specified conversion price by multiplying the number of Series A preferred shares or Series B preferred shares being converted by the applicable conversion rate. The conversion rate in effect at any time is determined by dividing the preferred stock issue price by the conversion price in effect at that time. The conversion price applicable to the Series
A-1
preferred shares is equal to $1.65 per share, the conversion price applicable to the Series
A-2
preferred shares is equal to $3.30 per share, and the conversion price applicable to the Series B preferred shares is equal to $14.35 per share.
The preferred stock will automatically convert to common stock upon a qualified public offering or special purpose acquisition company transaction with minimum proceeds, or with the written consent of the requisite holders of the Company.

Dividends
The preferred stock are entitled to dividends on an
“as-converted”
basis, payable when, as, and if paid on the common shares. Since inception, no dividends have been declared or paid on the preferred stock. The Company does not have any cumulative undeclared dividends as of December 31, 2025.
Liquidation Preference
In the event of any liquidation, dissolution, or winding up of the Company, the holders of the preferred stock are entitled to receive prior to, and in preference to, any distribution to the preferred stock and common stockholders, an amount equal to the Original Issue Price per share plus accrued but unpaid dividends, or such amount per share as would have been payable had all shares of the preferred stock been converted to common stock immediately prior to such event of liquidation, dissolution or winding up, whichever is greater. In the event that upon liquidation or dissolution, if the assets and funds of the Company are insufficient to permit the payment to preferred stockholders of the full preferential amounts, then the entire assets and funds of the Company legally available for distribution are to be distributed ratably among the holders of the shares of preferred shareholders.
Voting Rights
Convertible preferred stockholders are entitled to the number of
votes equal to the number of shares of voting common stock into which such holder’s shares are
convertible.